Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (95.1%)
Aerospace & Defense (0.6%)
$365	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	$364,653
1,250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	1,298,556

					1,663,209

Auto Parts & Equipment (3.1%)
4,030	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	4,219,188
2,450	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/22 @ 102.81)(1),(2)	(CCC, Caa2)	11/15/26	5.625	1,833,899
1,500	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa1)	10/15/29	6.625	1,449,375
350	Tenneco, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/24 @ 103.94)(1)	(B+, Ba3)	01/15/29	7.875	372,531

					7,874,993

Automakers (0.5%)
300	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	286,125
990	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	1,054,226

					1,340,351

Brokerage (0.5%)
1,320	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,401,583

Building & Construction (2.3%)
1,710	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/22 @ 103.75)(1)	(B+, B3)	02/15/25	7.500	1,763,147
600	APi Escrow Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.38)(1)	(B, B1)	10/15/29	4.750	590,394
710	APi Group DE, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.06)(1)	(B, B1)	07/15/29	4.125	684,426
1,150	Eco Material Technologies, Inc. Rule 144A, Senior Secured Notes (Callable 01/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	1,167,296
1,570	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B1)	02/01/28	5.750	1,613,858

					5,819,121

Building Materials (3.9%)
1,900	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,836,093
1,970	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB+, Ba1)	01/15/28	5.000	2,021,102
1,200	MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	1,192,908
1,410	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC, Caa1)	02/01/29	5.625	1,288,296
1,000	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	962,910
1,200	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.19)(1)	(B+, B2)	10/01/29	4.375	1,156,854
1,200	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)(1)	(BB, B1)	07/15/30	4.375	1,150,962
300	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.63)(1)	(BB, Ba3)	01/15/29	5.250	306,689

					9,915,814

Cable & Satellite TV (3.0%)
1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(B+, B3)	06/01/24	5.250	1,355,936
525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	534,803
750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	753,116
900	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(BB, Ba3)	11/15/31	4.500	840,033

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$2,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	$2,050,000
900	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	891,365
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(3)	(BB-, Ba3)	04/15/27	5.000	1,365,064

					7,790,317

Chemicals (4.1%)
300	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	308,342
1,200	Diamond BC B.V., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.31)(1)	(B, Caa1)	10/01/29	4.625	1,131,402
725	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/22 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	741,200
1,200	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B2)	05/15/28	4.750	1,148,466
1,200	Herens Midco Sarl, Rule 144A, Company Guaranteed Notes (Callable 05/15/24 @ 102.63)(1),(4)	(CCC+, Caa2)	05/15/29	5.250	1,221,623
1,031	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 101.13)(1)	(NR, Ba3)	02/01/26	4.500	1,030,505
1,200	LSF11 A5 Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(B-, Caa1)	10/15/29	6.625	1,177,680
525	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1)	(CCC+, Caa2)	10/01/29	6.250	499,430
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(5),(6),(7),(8),(9)	(NR, NR)	05/01/18	0.000	3,667
1,500	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1)	(CCC+, Caa2)	05/15/26	6.750	1,434,457
600	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B, B2)	04/01/29	5.125	603,960
1,200	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31)(1)	(B, B3)	03/15/29	4.625	1,157,664

					10,458,396

Consumer/Commercial/Lease Financing (1.1%)
2,900	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(BB, Ba3)	02/01/28	4.750	2,922,924

Diversified Capital Goods (1.8%)
1,425	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB-, Ba3)	06/01/31	4.250	1,404,872
2,247	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31)(1)	(BB, Ba3)	12/15/28	4.625	2,173,849
600	Madison IAQ LLC, Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.06)(1)	(B, B1)	06/30/28	4.125	572,397
600	Madison IAQ LLC, Rule 144A, Senior Unsecured Notes (Callable 06/30/24 @ 102.94)(1)	(CCC+, Caa1)	06/30/29	5.875	555,438

					4,706,556

Electronics (0.6%)
345	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB+, Ba3)	04/15/29	4.000	339,637
1,200	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B+, Ba3)	06/15/29	4.000	1,179,270

					1,518,907

Energy - Exploration & Production (2.0%)
850	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/14/22 @ 105.44)(1)	(BB-, B1)	03/14/27	7.250	893,397
800	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB-, B1)	01/15/29	6.000	825,304
350	Laredo Petroleum, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/31/24 @ 103.88)(1),(2)	(B, B3)	07/31/29	7.750	338,749
895	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B, B3)	03/01/28	8.125	934,434
600	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	604,392

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production
$1,615	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 03/03/22 @ 102.44)(1)	(B, Caa2)	11/01/23	9.750	$1,576,571

					5,172,847

Environmental (0.4%)
625	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.56)(1)	(BB-, Ba3)	12/15/26	5.125	646,356
300	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	285,468

					931,824

Food - Wholesale (1.1%)
210	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.06)(1)	(BB+, Ba3)	01/31/30	4.125	207,758
600	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/27 @ 102.19)(1)	(BB+, Ba3)	01/31/32	4.375	592,718
900	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 102.38)(1)	(B+, B3)	02/15/29	4.750	885,848
1,150	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(B+, B3)	06/01/30	4.625	1,123,056

					2,809,380

Gaming (4.2%)
500	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(B, Caa1)	06/15/31	4.750	491,535
1,868	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	1,881,450
1,800	Fertitta Entertainment Finance Co., Inc, Rule 144A, Senior Secured Notes (Callable 01/15/25 @ 102.31)(1)	(B, B2)	01/15/29	4.625	1,758,492
3,250	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/04/22 @ 100.00)(1)	(CCC, Caa2)	10/15/24	6.750	3,254,485
2,200	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/24/22 @ 101.97)(1)	(B-, B2)	02/01/24	7.875	2,253,196
500	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.36)(1)	(B, B2)	02/15/29	6.750	505,340
480	Peninsula Pacific Entertainment Finance, Rule 144A, Senior Unsecured Notes (Callable 11/15/23 @ 104.25)(1)	(B, B3)	11/15/27	8.500	515,556

					10,660,054

Gas Distribution (4.8%)
1,200	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB-, B1)	04/15/30	4.750	1,173,678
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 03/03/22 @ 100.94)	(B, B2)	06/15/24	5.625	2,727,065
1,125	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 03/03/22 @ 103.13)	(B, B2)	05/15/26	6.250	1,087,318
1,800	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba3)	06/15/28	5.125	1,836,414
1,460	ITT Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.25)(1)	(B, B2)	08/01/29	6.500	1,399,966
1,450	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(BB-, B1)	09/30/26	6.500	1,358,324
750	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	771,675
915	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	914,048
300	Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	295,899
750	Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.63)(1)	(BB-, B1)	10/01/25	7.500	789,750

					12,354,137

Health Facilities (1.0%)
1,000	Embecta Corp., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 101.25)(1)	(B+, Ba3)	02/15/30	5.000	1,001,740
450	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Baa3)	09/01/28	5.625	501,802

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Facilities
$300	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B-, B3)	10/31/29	4.375	$292,077
775	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	815,625

					2,611,244

Health Services (2.7%)
660	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	655,878
180	Ortho-Clinical Diagnostics S.A., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 103.69)(1)	(CCC+, B3)	06/01/25	7.375	188,635
2,223	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba2)	12/15/24	4.375	2,334,917
2,750	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa2)	02/01/28	9.250	2,742,355
335	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(1)	(B-, B2)	12/15/25	5.250	326,734
589	Service Corp., International, Global Senior Unsecured Notes (Callable 05/15/26 @ 102.00)	(BB, Ba3)	05/15/31	4.000	571,605

					6,820,124

Insurance Brokerage (4.9%)
3,178	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/22 @ 101.75)(1)	(CCC+, Caa2)	11/15/25	7.000	3,178,461
1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,079,960
860	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(1)	(B, B2)	10/15/27	4.250	838,113
719	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	712,475
1,200	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	1,225,428
950	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	925,324
3,600	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	3,430,170
1,200	Ryan Specialty Group, Rule 144A, Senior Secured Notes (Callable 01/02/25 @ 102.19)(1)	(BB-, B1)	01/31/27	7.875	1,200,000

					12,589,931

Investments & Misc. Financial Services (2.8%)
1,790	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	1,852,498
2,250	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	2,295,731
1,750	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,730,557
850	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	840,663
217	CPI CG, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/23 @ 104.31)(1)	(B-, B3)	03/15/26	8.625	222,654
300	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1)	(B, B1)	06/15/29	4.000	268,962

					7,211,065

Machinery (2.7%)
1,550	Arcosa., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,509,747
1,475	ATS Automation Tooling Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(B+, B2)	12/15/28	4.125	1,455,102
1,950	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC+, Caa1)	10/01/27	11.000	2,094,037
1,235	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, B1)	07/31/27	5.750	1,256,668

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Machinery
$600	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	$618,693

					6,934,247

Managed Care (0.4%)
1,050	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	1,027,688

Media - Diversified (0.3%)
750	National CineMedia LLC, Global Senior Unsecured Notes (Callable 03/03/22 @ 102.88)	(CCC, Caa3)	08/15/26	5.750	526,140
375	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1),(2)	(B-, B3)	04/15/28	5.875	319,104

					845,244

Media Content (0.7%)
1,507	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(CC, Ca)	08/15/27	6.625	391,820
925	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CC, Caa1)	08/15/26	5.375	427,049
300	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.00)(1)	(BB, Ba3)	07/15/28	4.000	290,741
750	ZipRecruiter, Inc. Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	744,262

					1,853,872

Medical Products (1.3%)
1,200	Mozart Debt Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/24 @ 101.94)(1)	(B+, B1)	04/01/29	3.875	1,156,242
2,100	Mozart Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(1)	(B-, Caa1)	10/01/29	5.250	2,046,061

					3,202,303

Metals & Mining - Excluding Steel (2.8%)
375	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB, NR)	11/15/29	3.875	359,785
1,125	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	1,113,418
200	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/11/22 @ 101.81)(1)	(B, Wr)	04/01/23	7.250	201,002
2,150	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/11/22 @ 105.16)(1)	(B, NR)	03/01/26	6.875	2,222,939
300	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB, B1)	06/01/31	4.500	282,469
182	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, B1)	01/30/30	4.750	181,810
1,692	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44)(1)	(BB, B1)	06/30/29	4.875	1,654,125
1,200	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, B3)	02/15/26	7.000	1,218,420

					7,233,968

Packaging (4.3%)
600	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.00)(1)	(B+, B3)	09/01/29	4.000	572,547
650	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 03/03/22 @ 102.38)	(BB-, Ba3)	02/01/26	4.750	663,920
3,200	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/22 @ 100.00)(1)	(CCC+, Caa2)	01/15/25	6.875	3,203,488
600	Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 09/15/22 @ 103.00)(1)	(B-, B3)	09/15/28	6.000	597,000
1,695	Intertape Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.19)(1)	(B+, Ba3)	06/15/29	4.375	1,676,389
800	Pactiv Evergreen Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.00)(1)	(B+, B1)	10/15/27	4.000	759,884

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Packaging
$3,570	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	$3,504,026

					10,977,254

Personal & Household Products (0.7%)
2,000	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (Callable 03/11/22 @ 102.22)(1),(5),(7),(8),(9)	(NR, NR)	03/15/25	0.000	20,000
1,800	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,712,304

					1,732,304

Pharmaceuticals (3.7%)
1,600	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B, B3)	05/30/29	7.250	1,438,240
325	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(B, B3)	01/30/30	5.250	264,027
600	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(1)	(B, B3)	02/15/31	5.250	479,397
600	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.44)(1)	(BB, Ba2)	06/01/28	4.875	570,102
1,064	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(BB-, Ba3)	08/15/28	3.875	980,524
1,350	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 03/03/22 @ 101.47)(1)	(B-, B3)	10/15/24	5.875	1,320,772
600	Endo U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1)	(B-, B3)	04/01/29	6.125	570,597
1,400	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1)	(B, B3)	10/15/28	4.750	1,395,072
860	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba3)	08/01/27	5.500	892,186
1,600	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(1)	(BB-, Ba2)	01/15/29	4.375	1,591,440

					9,502,357

Real Estate Development & Management (1.5%)
1,100	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	1,161,600
2,864	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1),(2)	(CCC+, Wr)	05/01/25	7.875	2,653,696

					3,815,296

Real Estate Investment Trusts (2.4%)
1,606	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	1,546,778
2,100	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	2,139,207
300	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba3)	10/01/24	4.750	304,070
1,250	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	1,383,637
780	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(1)	(B+, Ba3)	11/01/23	5.500	803,361

					6,177,053

Recreation & Travel (5.4%)
600	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	603,540
872	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(CCC+, B3)	04/15/27	5.375	884,055
375	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)	(CCC+, B3)	07/15/29	5.250	375,977
1,300	Merlin Entertainments Ltd., Rule 144A, Secured Notes (Callable 03/17/26 @ 100.00)(1)	(B, B2)	06/15/26	5.750	1,351,149
1,000	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/15/22 @ 103.31)(1),(2)	(CCC, Caa2)	11/15/27	6.625	999,290
848	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B-, B1)	08/01/25	6.000	881,356
1,900	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1)	(B-, Caa1)	08/15/29	5.250	1,849,261

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel
$600	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	$627,678
2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 101.22)(1)	(B-, B3)	07/31/24	4.875	2,152,612
477	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(B-, B3)	04/15/27	5.500	481,629
400	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(BB-, Ba2)	07/01/25	7.000	417,476
3,135	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	3,154,500

					13,778,523

Software - Services (4.8%)
3,160	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	3,213,673
600	Booz Allen Hamilton, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.00)(1)	(BB-, Baa3)	07/01/29	4.000	593,436
350	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 10/31/23 @ 102.69)(1)	(NR, B1)	10/31/26	5.375	357,332
890	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	917,545
1,950	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	1,824,001
2,075	Endure Digital, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	1,849,147
388	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, Ba3)	12/01/27	5.250	398,088
646	II-VI, Inc. Rule 144A, Company Guaranteed Notes (Callable 12/14/24 @ 102.50)(1)	(B+, B2)	12/15/29	5.000	645,816
350	Open Text Holdings, Inc. Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba2)	12/01/31	4.125	338,223
850	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	898,454
1,150	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/30/22 @ 104.13)(1)	(B+, B2)	09/30/27	5.500	1,189,238

					12,224,953

Specialty Retail (3.3%)
61	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	60,671
733	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	723,544
300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	296,118
300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.50)(1)	(BB, B1)	02/15/32	5.000	298,175
1,425	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/03/22 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	1,446,375
600	LCM Investments Holdings II LLC Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.44)(1)	(BB-, B2)	05/01/29	4.875	578,979
300	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	283,202
2,800	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 03/03/22 @ 105.63)(1)	(NR, Caa1)	05/01/25	7.500	2,524,396
1,725	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1)	(BB-, B1)	11/15/31	4.875	1,670,628
675	Wolverine World Wide, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.00)(1)	(BB-, Ba2)	08/15/29	4.000	649,471

					8,531,559

Support - Services (6.8%)
471	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	452,115
1,179	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	1,117,238
1,950	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1)	(CCC+, Caa1)	06/01/29	6.000	1,851,291

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services
$600	Clarivate Science Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 06/30/24 @ 102.44)(1)	(CCC+, Caa1)	07/01/29	4.875	$573,648
2,400	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B, B1)	05/01/28	4.500	2,303,280
2,765	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	2,844,964
3,000	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B2)	05/01/29	4.625	2,918,310
600	Pike Corp. Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75)(1)	(CCC+, B3)	09/01/28	5.500	587,460
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B1)	06/15/25	7.125	786,480
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB-, B1)	06/15/28	7.250	804,428
2,300	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	2,362,767
865	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B2)	08/15/28	4.625	873,922

					17,475,903

Tech Hardware & Equipment (2.4%)
1,690	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 02/11/22 @ 102.00)(1)	(CCC+, B3)	06/15/25	6.000	1,644,894
1,135	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(CCC+, B3)	03/15/27	5.000	1,013,243
150	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 104.13)(1)	(CCC+, B3)	03/01/27	8.250	147,000
615	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/24 @ 102.38)(1)	(B, Ba3)	09/01/29	4.750	590,034
1,800	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,754,082
900	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	878,629

					6,027,882

Telecom - Wireline Integrated & Services (3.0%)
2,485	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 09/15/23 @ 102.56)(1)	(B, B2)	01/15/29	5.125	2,313,995
300	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B, B2)	07/15/29	5.125	278,177
1,800	Ciena Corp., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.00)(1)	(BB, Ba1)	01/31/30	4.000	1,784,844
4,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 101.97)(1),(5)	(NR, Wr)	12/31/24	0.000	520,000
1,800	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,873,498
300	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	294,721
600	Zayo Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/23 @ 103.06)(1)	(CCC+, Caa1)	03/01/28	6.125	568,374

					7,633,609

Theaters & Entertainment (2.1%)
2,374	AMC Entertainment Holdings, Inc.,10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(1),(10)	(CCC-, Ca)	06/15/26	10.000	2,232,058
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 101.22)(1)	(B-, B3)	11/01/24	4.875	2,208,404
400	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/22 @ 104.22)(1)	(B-, B3)	03/15/26	5.625	407,422
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	493,750

					5,341,634

Transport Infrastructure/Services (0.6%)
1,600	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 02/11/22 @ 100.00)(1)	(B, Caa1)	08/15/22	11.250	1,596,640

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Trucking & Delivery (0.5%)
$1,200	XO Management Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1)	(B-, Caa1)	02/01/30	6.375	$1,194,552

TOTAL CORPORATE BONDS (Cost $251,942,187)					243,679,618

BANK LOANS (33.3%)
Aerospace & Defense (1.2%)
1,500	Amentum Government Services Holdings LLC, LIBOR 1M + 8.750%(7),(11)	(NR, NR)	01/31/28	10.000	1,511,250
400	Amentum Government Services Holdings LLC(7),(8),(12)	(B, B1)	03/31/27	0.000	398,000
1,250	Peraton Corp., LIBOR 1M + 7.750%(11)	(NR, NR)	02/01/29	8.500	1,280,469

					3,189,719

Auto Parts & Equipment (0.7%)
951	Dayco Products LLC, LIBOR 3M + 4.250%(11)	(CCC+, B3)	05/19/23	4.425	938,659
346	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(10),(11)	(CCC-, Caa3)	03/02/26	10.300	342,148
495	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000% PIK(10),(11)	(B-, Caa1)	08/28/25	7.000	492,147

					1,772,954

Banking (0.5%)
1,346	Citco Funding LLC, LIBOR 3M + 2.500%(11)	(NR, Ba3)	09/28/23	2.658	1,345,066

Chemicals (6.6%)
2,200	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(11)	(BB-, B1)	08/27/26	5.500	2,211,831
5,279	Atotech B.V., LIBOR 1M + 2.500%(11)	(B+, B1)	03/18/28	3.000	5,275,936
1,127	Ferro Corp. (Term Loan B1), LIBOR 3M + 2.250%(11)	(BB-, Ba3)	02/14/24	2.470	1,126,188
296	Ferro Corp. (Term Loan B2), LIBOR 3M + 2.250%(11)	(BB-, Ba3)	02/14/24	2.470	295,842
290	Ferro Corp. (Term Loan B3), LIBOR 3M + 2.250%(11)	(BB-, Ba3)	02/14/24	2.470	289,547
2,644	PMHC II, Inc., LIBOR 3M + 3.500%(11)	(B-, B3)	03/31/25	4.500	2,636,975
2,268	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, LIBOR 3M + 4.750%(11)	(B-, B3)	10/15/25	4.854 - 4.988	2,270,843
93	UTEX Industries, Inc., LIBOR 1M + 5.250%(11)	(NR, NR)	12/03/25	11.000	92,129
2,000	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(6),(11)	(CCC-, Caa3)	10/27/25	9.250	1,965,000
878	Zep, Inc., LIBOR 3M + 4.000%(11)	(CCC+, B2)	08/12/24	5.000	857,616

					17,021,907

Diversified Capital Goods (0.7%)
1,015	Electrical Components International, Inc., PRIME + 7.500%(7),(11)	(B-, B2)	06/26/25	7.500	1,012,363
707	GrafTech Finance, Inc., LIBOR 1M + 3.000%(11)	(BB, Ba3)	02/12/25	3.500	708,127

					1,720,490

Electronics (2.2%)
999	CPI International, Inc., LIBOR 1M + 7.250%(6),(7),(11)	(CCC, Caa2)	07/26/25	7.355	954,405
2,250	EXC Holdings III Corp., LIBOR 3M + 7.500%(11)	(CCC+, Caa1)	12/01/25	8.500	2,262,667
2,410	Idemia Group, LIBOR 3M + 4.500%(11)	(B-, B3)	01/09/26	5.250	2,414,869

					5,631,941

Energy - Exploration & Production (0.1%)
2,635	PES Holdings LLC, 3.000% PIK(5),(10),(11)	(NR, NR)	12/31/22	3.000	177,829

Food & Drug Retailers (0.5%)
1,200	WOOF Holdings, Inc., LIBOR 6M + 7.250%(7),(11)	(CCC, Caa2)	12/21/28	8.000	1,210,500

Food - Wholesale (0.3%)
815	United Natural Foods, Inc., LIBOR 1M + 3.250%(11)	(BB-, B1)	10/22/25	3.355	816,311

Gas Distribution (1.5%)
1,083	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(11)	(B, B2)	10/31/24	4.500	1,083,931
963	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(11)	(B, B2)	11/01/24	3.675	960,729
1,785	Traverse Midstream Partners LLC, SOFR 1M + 4.250%(11)	(B, B3)	09/27/24	5.250	1,785,899

					3,830,559

Health Services (2.1%)
2,200	Athenahealth, Inc., LIBOR 3M + 4.250%(11)	(B, B2)	02/11/26	4.400	2,202,321
834	Carestream Health, Inc., LIBOR 3M + 6.750%(11)	(B-, B1)	05/08/23	7.750	836,829

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Services
$2,401	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.250%(11)	(B-, B3)	12/10/27	5.750	$2,403,422

					5,442,572

Investments & Misc. Financial Services (1.4%)
2,329	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(11)	(CCC, Caa2)	08/02/29	7.000	2,341,820
1,298	Deerfield Dakota Holding LLC, LIBOR 1M + 6.750%(11)	(CCC, Caa2)	04/07/28	7.500	1,326,473
143	Ditech Holding Corp.(5),(9)	(NR, NR)	06/30/22	0.000	28,791

					3,697,084

Life Insurance (0.5%)
1,365	Vida Capital, Inc., LIBOR 1M + 6.000%(11)	(B-, B2)	10/01/26	6.105	1,266,037

Machinery (0.7%)
1,223	LTI Holdings, Inc., LIBOR 1M + 6.750%(6),(11)	(CCC+, Caa2)	09/06/26	6.855	1,220,471
586	LTI Holdings, Inc., LIBOR 1M + 3.500%(11)	(B-, B2)	09/06/25	3.605	581,476

					1,801,947

Medical Products (1.3%)
1,449	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(11)	(CCC, B3)	06/15/23	6.000	1,402,551
919	Femur Buyer, Inc., LIBOR 3M + 0.500%(7),(11)	(NR, NR)	03/05/24	0.500	826,897
990	Viant Medical Holdings, Inc., LIBOR 1M + 6.250%(7),(11)	(CCC+, B3)	07/02/25	7.250	989,874

					3,219,322

Packaging (0.2%)
800	Strategic Materials, Inc., LIBOR 3M + 7.750%(6),(7),(11)	(CC, C)	10/31/25	8.750	460,000

Personal & Household Products (1.6%)
1,200	ABG Intermediate Holdings 2 LLC, SOFR 3M + 6.000%(7),(11)	(CCC+, Caa1)	12/20/29	6.500	1,216,500
1,743	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(11)	(B, B2)	08/10/23	8.500	1,759,383
1,056	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(11)	(B-, Caa2)	08/10/23	8.500	1,012,534

					3,988,417

Pharmaceuticals (0.5%)
1,177	Akorn, Inc., LIBOR 3M + 7.500%(11)	(CCC+, Caa2)	10/01/25	8.500	1,191,663

					1,191,663

Real Estate Investment Trusts (0.3%)

839	Blackstone Mortgage Trust, Inc., LIBOR 1M + 2.750%(11)	(B+, Ba2)	04/23/26	3.250	836,253

Recreation & Travel (1.8%)
959	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(7),(11)	(CCC-, Caa3)	09/04/26	7.925	920,640
1,834	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(11)	(B-, B3)	09/05/25	3.925	1,785,507
797	Hornblower Sub LLC, LIBOR 3M + 4.500%(11)	(CCC-, Caa2)	04/27/25	5.500	754,262
1,082	Hornblower Sub LLC, LIBOR 3M + 8.125%(11)	(NR, NR)	11/10/25	9.125	1,126,677

					4,587,086

Restaurants (0.1%)
23	Golden Nugget, Inc., LIBOR 1M + 12.000%(7),(11)	(NR, NR)	10/04/23	13.000	24,236
300	Tacala LLC, LIBOR 1M + 7.500%(11)	(CCC, Caa2)	02/04/28	8.250	300,469

					324,705

Software - Services (3.6%)
1,727	Aston FinCo Sarl, LIBOR 1M + 4.250%(11)	(B-, B2)	10/09/26	4.355	1,721,403
2,560	Epicor Software Corp., LIBOR 1M + 7.750%(11)	(CCC, Caa2)	07/31/28	8.750	2,620,813
690	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(11)	(B-, B2)	06/13/24	4.500	688,330
3,511	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(11)	(CCC, Caa2)	06/13/25	8.250	3,518,421
717	Project Leopard Holdings, Inc., LIBOR 3M + 4.750%(11)	(B, B2)	07/07/24	5.750	719,465

					9,268,432

Support - Services (1.9%)
3,371	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(11)	(B+, B1)	03/01/24	3.500	3,371,261
600	LaserShip, Inc.(12)	(CCC, Caa2)	05/07/29	0.000	605,625
244	Nuvei Technologies Corp., LIBOR 1M + 2.500%(11)	(B+, Ba3)	09/28/25	3.000	242,375
600	TruGreen LP(7),(12)	(CCC+, Caa1)	11/02/28	0.000	604,875

					4,824,136

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Telecom - Wireline Integrated & Services (0.4%)
$1,125	TVC Albany, Inc., LIBOR 1M + 7.500%(6),(7),(11)	(CCC, Caa2)	07/23/26	7.610	$1,094,062

Theaters & Entertainment (2.6%)
3,450	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(11)	(CCC+, B3)	07/03/26	5.500	3,456,020
727	Technicolor S.A.(12)	(B, Caa1)	06/30/24	0.000	765,945
2,374	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(11)	(B, B3)	05/18/25	2.860	2,338,031

					6,559,996

TOTAL BANK LOANS (Cost $87,708,068)					85,278,988

ASSET BACKED SECURITIES (6.0%)
Collateralized Debt Obligations (6.0%)
1,000	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400%(1),(11)	(NR, Ba3)	07/20/34	7.654	997,507
1,250	Anchorage Credit Funding Ltd., 2016-4A, Rule 144A(1)	(NR, Ba3)	04/27/39	6.659	1,104,734
1,500	Anchorage Credit Opportunities CLO 1 Ltd., 2019-1A, Rule 144A, LIBOR 3M + 7.550%(1),(11)	(BB-, NR)	01/20/32	7.804	1,501,938
1,250	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, LIBOR 3M + 6.710%(1),(11)	(BB-, NR)	10/15/36	6.951	1,228,877
1,250	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, LIBOR 3M + 6.750%(1),(11)	(BB-, NR)	04/20/34	7.004	1,230,409
1,500	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, LIBOR 3M + 6.720%(1),(11)	(BB-, NR)	04/20/34	6.974	1,465,263
1,500	KKR CLO Ltd., Rule 144A, LIBOR 3M + 6.150%(1),(11)	(NR, B1)	07/15/31	6.391	1,451,658
1,500	KKR CLO Ltd., Rule 144A, LIBOR 3M + 7.110%(1),(11)	(BB-, NR)	10/20/34	7.364	1,489,444
1,500	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750%(1),(11)	(NR, Ba1)	01/22/35	5.843	1,495,863
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(11)	(BB-, NR)	10/20/32	7.484	999,113
1,500	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A(1)	(NR, Baa2)	04/20/37	5.459	1,496,994
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, LIBOR 3M + 7.710%(1),(11)	(BB-, NR)	01/20/34	7.964	986,908

TOTAL ASSET BACKED SECURITIES (Cost $15,422,434)					15,448,708

Number of Shares

COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.1%)
27,589	Jason Group, Inc.(9)				289,685

Chemicals (0.3%)
5,400	Project Investor Holdings LLC(6),(7),(8),(9)				54
89,998	Proppants Holdings LLC(6),(7),(8),(9)				900
15,074	UTEX Industries, Inc.(9)				798,922

					799,876

Energy - Exploration & Production (0.0%)
111,570	PES Energy, Inc.(6),(7),(8),(9)				1,116

Pharmaceuticals (0.3%)
68,837	Akorn Holding Company LLC(9)				622,416

Support - Services (0.0%)
2,100	LTR Holdings LLC(6),(7),(8),(9)				12,353
865	Sprint Industrial Holdings LLC, Class G(6),(7),(8),(9)				—
78	Sprint Industrial Holdings LLC, Class H(6),(7),(8),(9)				—
192	Sprint Industrial Holdings LLC, Class I(6),(7),(8),(9)				1,000

					13,353

TOTAL COMMON STOCKS (Cost $3,938,851)					1,726,446

WARRANT (0.0%)
Chemicals (0.0%)
22,499	Project Investor Holdings LLC, expires 02/20/2022(6),(7),(8),(9) (Cost $11,699)				—

SHORT-TERM INVESTMENTS (6.9%)
10,690,471	State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03%				10,690,471
7,041,868	State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(13)				7,041,868

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Number of Shares	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $17,732,339)	$17,732,339

TOTAL INVESTMENTS AT VALUE (142.0%) (Cost $376,755,578)	363,866,099

LIABILITIES IN EXCESS OF OTHER ASSETS (-44.7%)	(107,540,663)

NET ASSETS (100.0%)	$256,325,436

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities amounted to a value of $239,492,068 or 93.4% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in British Pound.
(4)	This security is denominated in Euro.
(5)	Bond is currently in default.
(6)	Illiquid security (unaudited).
(7)	Security is valued using significant unobservable inputs.
(8)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(9)	Non-income producing security.
(10)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(11)	Variable rate obligation — The interest rate shown is the rate in effect as of January 31, 2022. The rate may be subject to a cap and floor.
(12)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2022.

(13)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2022.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

6M = 6 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl – société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation
USD	1,386,800	EUR	1,180,363	10/12/22	Deutsche Bank AG	$(1,386,800)	$(1,334,826)	$51,974
USD	1,458,326	GBP	1,072,843	10/12/22	Deutsche Bank AG	(1,458,326)	(1,437,638)	20,688

								$72,662

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Depreciation
EUR	28,981	USD	34,034	10/12/22	Deutsche Bank AG	$34,034	$32,774	$(1,260)
EUR	31,612	USD	35,854	10/12/22	Morgan Stanley	35,854	35,749	(105)
GBP	50,000	USD	67,835	10/12/22	Deutsche Bank AG	67,835	67,001	(834)
								$(2,199)

								$70,463

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2022 (unaudited)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$243,655,951	$23,667		$243,679,618
Bank Loans	—	74,055,386	11,223,602		85,278,988
Asset Backed Securities	—	15,448,708	—		15,448,708
Common Stocks	—	1,711,023	15,423		1,726,446
Warrants	—	—	0	(1)	0	(1)
Short-term Investments	10,690,471	7,041,868	—		17,732,339

	$10,690,471	$341,912,936	$11,262,692		$363,866,099

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$72,662	$—		$72,662

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,199	$—		$2,199

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of January 31, 2022 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2021	$21,167	$11,031,015	$189,235	$0	(1)	$11,241,417
Accrued discounts (premiums)	—	34,781	—	—		34,781
Purchases	—	3,070,782	—	—		3,070,782
Sales		(1,108,980)	—	—		(1,108,980)
Realized gain (loss)	—	(744)	(92,969)	—		(93,713)
Change in unrealized appreciation (depreciation)	2,500	84,899	(80,843)	—		6,556
Transfers into Level 3	—	2,721,750	—	—		2,721,750
Transfers out of Level 3	—	(4,609,901)	—	—		(4,609,901)

Balance as of January 31, 2021	$23,667	$11,223,602	$15,423	$0	(1)	$11,262,692

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2022	$2,500	$(1,539)	$(173,812)	$—		$(172,851)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 01/31/2022	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$10,825,602	Vendor pricing	Single Broker Quote	$0.58 – $1.07 ($0.97)
	398,000	Recent Transactions	Trade Price	$1.00 (N/A)
Common Stocks	$2,070	Income Approach	Expected Remaining Distribution	$0.00 – $0.01 ($0.01)
	13,353	Recent Transactions	Trade Price	$5.22 – $5.88 ($5.83)
Corporate Bonds	$3,667	Income Approach	Expected Remaining Distribution	$0.01 (N/A)
	20,000	Vendor pricing	Single Broker Quote	$0.01 (N/A)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

*	Weighted by relative fair value

Information Classification: Limited Access

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2022, $2,721,750 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $4,609,901 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.